Loans, Borrowing and Other Financial Liabilities - Schedule of Unused Credit Lines to Minimize Liquidity Risks (Details) $ in Millions	Dec. 31, 2024 COP ($)
Schedule of Unused Credit Lines to Minimize Liquidity Risks [Line Items]
Credit lines to minimize liquidity risks	$ 400,000
Liquidity risk [member] | Bancolombia S.A. [Member]
Schedule of Unused Credit Lines to Minimize Liquidity Risks [Line Items]
Credit lines to minimize liquidity risks	$ 400,000